Earnings Per Share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share Basic and Diluted and Exclusion of Anti Dilutive Securities [Line Items]
Income from continuing operations	$ 4,455	[1]	$ 1,172	[1]	$ 4,871	$ 1,396	$ 3,873	$ 2,224	$ 6,761	$ 2,564	$ 11,894	$ 15,422	$ 805
Summary of basic and diluted weighted-average common shares outstanding and earnings per share from continuing operations
Basic weighted average common shares outstanding											37,631	37,422	37,266
Dilutive effect of common stock equivalents											236	208	228
Diluted weighted-average common shares outstanding											37,867	37,630	37,494
Earnings per common share from continuing operations:
Basic	$ 0.12		$ 0.03		$ 0.13	$ 0.04	$ 0.10	$ 0.06	$ 0.18	$ 0.07	$ 0.31	$ 0.41	$ 0.02
Diluted	$ 0.12		$ 0.03		$ 0.13	$ 0.04	$ 0.10	$ 0.06	$ 0.18	$ 0.07	$ 0.31	$ 0.41	$ 0.02
Stock Options
Earnings per common share from continuing operations:
Stock options and restricted stock units excluded from diluted weighted-average common shares outstanding because their inclusion would have an anti-dilutive effect:											430	680	906

[1]	Operating income for the quarters ended September 30, 2014 and December 31, 2014 included approximately $0.9 million and $0.8 million, respectively, of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive. Income from continuing operations for the each of quarters ended September 30, 2014 and December 31, 2014 included approximately $0.5 million, net of tax, of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive.